Schedule of subsidiaries information (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Generacion Argentina S A U [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Generación Argentina S.A.U
Country		Argentina
Main activity		Generation
Direct and indirect participation		100.00%	100.00%
Edenor [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[1]	Edenor (1)
Country	[1]	Argentina
Main activity	[1]	Distribution of energy
Direct and indirect participation	[1]		57.12%
Enecor S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Enecor S.A.
Country		Argentina
Main activity		Transportation of electricity
Direct and indirect participation		70.00%	70.00%
Hidroelectrica Diamante S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		HIDISA
Country		Argentina
Main activity		Generation
Direct and indirect participation		61.00%	61.00%
Hidroelectrica Los Nihuiles S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		HINISA
Country		Argentina
Main activity		Generation
Direct and indirect participation		52.04%	52.04%
Pampa Comercializadora S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PACOSA
Country		Argentina
Main activity		Trader & investment
Direct and indirect participation		100.00%	100.00%
Pampa Energia Bolivia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PEB
Country		Bolivia
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Ecuador T L C [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		EcuadorTLC
Country		Ecuador
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Energia Operaciones E N O P S A S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Energía Operaciones ENOPSA S.A.
Country		Ecuador
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Trenerec S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[2]	Trenerec S.A.(2)
Country	[2]	Ecuador
Main activity	[2]	Investment
Direct and indirect participation	[2]		100.00%
Pampa Ecuador [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[3]	Pampa Ecuador Inc. (3)
Country	[3]	Ecuador
Main activity	[3]	Investment
Direct and indirect participation	[3]	100.00%
Petrobras Energia Ecuador [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PE Energía Ecuador LTD
Country		Gran Cayman
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
E I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		EISA
Country		Uruguay
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Pampa Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PISA
Country		Uruguay
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Transportey Serviciosde Gasen Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		TGU
Country		Uruguay
Main activity		Gas transportation
Direct and indirect participation		51.00%	51.00%
Corod Produccion S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Corod
Country		Venezuela
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Petrolera San Carlos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Petrolera San Carlos S.A.
Country		Venezuela
Main activity		Oil
Direct and indirect participation		100.00%	100.00%

[1]	Corresponds to effective ownership interest in Edenor after consider treasury shares As of December 31, 2020, this stake in Edenor is disclosed under assets classified as held for sale (See Note 5.1).
[2]	Liquidated.
[3]	See Note 5.2.4.